LORD ABBETT SERIES FUND, INC.

Calibrated Dividend Growth Portfolio

Supplement dated December 18, 2019 to the

Prospectus and Statement of Additional Information dated May 1, 2019, as supplemented

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 8 of the prospectus:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Walter H. Prahl, Partner and Director	2012
Marc Pavese, Partner and Portfolio Manager	2012
Darnell C. Azeez, Portfolio Manager	2019
Servesh Tiwari, Portfolio Manager	2019

The following paragraph replaces the second paragraph under “Management and Organization of the Fund – Portfolio Managers” on page 22 of the prospectus:

Walter H. Prahl, Partner and Director, heads the Fund’s team. Mr. Prahl joined Lord Abbett in 1997 and has been a member of the Fund’s team since 2012. Additional members of the team are Marc Pavese, Partner and Portfolio Manager, Darnell C. Azeez, Portfolio Manager, and Servesh Tiwari, Portfolio Manager. Messrs. Pavese, Azeez, and Tiwari joined Lord Abbett in 2008, 2002, and 2015, respectively, and have been members of the Fund’s team since 2012, 2019, and 2019, respectively. Mr. Tiwari was formerly a Vice President at Goldman Sachs from 2007 to 2015. Messrs. Prahl, Pavese, Azeez, and Tiwari are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Other Accounts Managed” beginning on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Calibrated Dividend Growth Portfolio[1]
Walter H. Prahl	2	9,027.1	0	0	0	0
Marc Pavese	2	9,027.1	0	0	0	0
Darnell C. Azeez	2	9,027.1	0	0	0	0
Servesh Tiwari	3	9,038.8	0	0	0	0

1 Data is as of November 29, 2019.

Please retain this document for your future reference.